Summary of Other Taxes (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		$ 1,132	$ 1,183
Non-current assets, other taxes		3,648	3,261
Current liabilities, other taxes		3,784	4,001
Non-current liabilities, other taxes		175	142	[1]
Country of domicile [member] | Current deferredi cms vat [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		714	665
Non-current assets, other taxes		388	379
Current liabilities, other taxes		752	995
Country of domicile [member] | Current deferredi cms vat one [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	[2]	322	418
Non-current assets, other taxes	[2]	2,339	2,030
Current liabilities, other taxes	[2]	295	499
Non-current liabilities, other taxes	[2]	66	45	[1]
Country of domicile [member] | Claim to recover pis and cofins [member] [member]
DisclosureTaxesLineItems [Line Items]
Non-current assets, other taxes		643	594
Country of domicile [member] | C i d e [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		1	6
Current liabilities, other taxes		26	42
Country of domicile [member] | Production taxes [member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes		2,462	2,147
Non-current liabilities, other taxes		22	21	[1]
Country of domicile [member] | Withholding income taxes [member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes		56	86
Country of domicile [member] | Tax settlement program [member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes		50	67
Non-current liabilities, other taxes		7	6	[1]
Country of domicile [member] | Others [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		41	48
Non-current assets, other taxes		269	249
Current liabilities, other taxes		111	142
Non-current liabilities, other taxes		80	70	[1]
B r [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		1,078	1,137
Non-current assets, other taxes		3,639	3,252
Current liabilities, other taxes		3,752	3,978
Non-current liabilities, other taxes		175	142	[1]
Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes		54	46
Non-current assets, other taxes		9	9
Current liabilities, other taxes		$ 32	$ 23

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.